UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul R. Thomson
Title:   Chief Compliance Officer
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Paul R. Thomson             Miami, FL			08-14-12
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $6,872,351
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  2823532 87987894.00 SH    Sole              85199607.00        2788287.00
ASSURED GUARANTY LTD.          COM              G0585R106      729 51700.00 SH       Sole                                   51700.00
BANK OF AMERICA CORP.          COM              060505104   831909 101700355.00 SH   Sole              89652815.00       12047540.00
BERKSHIRE HATHAWAY INC DEL CLA COM              084670108      750     6.00 SH       Sole                                       6.00
BERKSHIRE HATHAWAY INC DEL CLB COM              084670702    66970 803675.00 SH      Sole                 91900.00         711775.00
CIT GROUP INC.                 COM              125581801   500943 14055629.00 SH    Sole              12966029.00        1089600.00
CITIGROUP INC COM              COM              172967424     9064 330670.00 SH      Sole                113870.00         216800.00
JEFFERIES GROUP INC.           COM              472319102    35754 2752400.00 SH     Sole               1220500.00        1531900.00
LEUCADIA NATL CORP COM         COM              527288104   386566 18174228.00 SH    Sole              15282297.00        2891931.00
MBIA INC COM                   COM              55262c100   490794 45401870.00 SH    Sole              35918500.00        9483370.00
ORCHARD SUPPLY HARDWARE STORES COM              685691404    11035 663565.00 SH      Sole                631147.00          32418.00
SEARS HLDGS CORP COM           COM              812350106  1004744 16829880.00 SH    Sole              15461373.00        1368507.00
ST JOE CO COM                  COM              790148100   403778 25539428.00 SH    Sole              24011602.00        1527826.00
WELLS FARGO & CO NEW COM       COM              949746101     1050 31400.00 SH       Sole                                   31400.00
AIG WARRANTS, 45.00 STRIKE, 1  WTS              026874156   252673 24507562.00 SH    Sole              23583743.00         923819.00
BAC WARRANTS, 13.30 STRIKE, 1  WTS              060505146    34537 9783828.00 SH     Sole               8490728.00        1293100.00
HARTFORD WARRANTS, 9.649 STRIK WTS              416515120     1166 114900.00 SH      Sole                114900.00
JP MORGAN WARRANTS, 42.42 STRI WTS              46634E114     4736 484700.00 SH      Sole                484700.00
WELLS FARGO WARRANTS, 34.01 ST WTS              949746119    11621 1319095.00 SH     Sole               1302895.00          16200.00